UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6325

DREYFUS MIDCAP INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/04

Midcap Index Fund Form N-CSR-Semi

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

     Dreyfus Midcap Index Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Midcap Index Fund, Inc. covers the six-month period from November 1, 2003, through April 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Tom Durante.

Positive economic data continued to accumulate during the reporting period, as consumers, flush with extra cash from federal tax refunds and mortgage refinancings, continued to spend. At the same time, recent evidence of stronger job growth supports the view that corporations have become more willing to spend and invest. One result of the economic rebound has been higher overall earnings and stock prices for many U.S. companies.

Although recent economic news generally has been encouraging, we continue to believe that investors should be aware of the potential risks that could lead to heightened volatility or a stock market correction. Chief among them, in our view, are a possible acceleration of inflation and the chance that terrorism could cause instability in global markets. As always, we encourage you to speak regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2004

DISCUSSION OF FUND PERFORMANCE

Tom Durante, Portfolio Manager

How did Dreyfus Midcap Index Fund, Inc. perform relative to its benchmark?

For the six-month period ended April 30, 2004, Dreyfus Midcap Index Fund, Inc. produced a total return of 6.63%.1 The Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 6.93% for the same period.2,3

Gains among midcap stocks achieved during the first half of the reporting period were later offset by market weakness stemming from terrorism-related concerns and the possibility of higher interest rates in a stronger economy.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and other fund operating expenses.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the S&P 400 Index. The fund may also use stock index futures whose performance is tied to the S&P 400 Index as a substitute for the sale or purchase of stocks. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 400 Index.The fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and may carry

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

additional risks because, among other things, their revenues and earnings tend to be less predictable.

What other factors influenced the fund’s performance?

When the reporting period began, investors had adopted a more optimistic outlook and a greater appetite for risk, primarily because interest rates remained at generational lows, corporations had begun to invest in new capital projects and lower federal income tax rates enacted in the spring of 2003 supported consumer spending. In this environment, traditional growth stocks, such as technology shares, produced solid gains. Indeed, during the end of the reporting period, gains continued to be concentrated among smaller, more speculative stocks that had been severely beaten down during the previous bear market. As a result, midcap stocks generally outperformed their large-cap counterparts.

By early 2004, as the economic recovery progressed, investors began to turn their attention to larger, higher-quality stocks that historically have demonstrated an ability to generate relatively consistent earnings growth in a variety of economic climates.This shift in investor sentiment generally benefited larger-cap companies more than those that compose the S&P 400 Index. However, stocks in virtually all capitalization ranges weakened in March, when terrorist attacks in Madrid sparked renewed security concerns, and in April, when a stronger than expected labor market increased the perceived likelihood of higher interest rates in 2004.

The market’s greatest gains for the overall reporting period stemmed from the energy sector, where oil refiners, oil services firms and energy reserve companies all benefited from higher oil prices and rising global demand from emerging industrial economies in China, Africa, India and South America. Health care stocks also produced above-average gains, as midsize medical products and services companies flourished amid higher levels of clinical research. Several biotechnology stocks produced particularly strong returns during the reporting period after receiving FDA approval for new treatments.

Producer goods stocks also produced relatively attractive results, supported by chemical and agriculture companies benefiting from rising global demand for products that help grow better-quality crops. Coal stocks also rose when energy prices reached their highest levels in nearly 20 years during the reporting period.

On the other hand, semiconductor stocks generally provided disappointing returns.Although such companies have seen greater demand for their products, higher spending levels recently have eroded their profit margins. In the consumer discretionary sector, specialty retailers suffered during the reporting period when investors apparently turned their attention to higher-end retailers that they believed were more likely to receive a greater share of consumers’ tax refunds.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the return of the S&P 400 Index by investing in all 400 stocks that compose the S&P 400 Index.Accordingly, as of the end of the reporting period, the fund’s assets were allocated in proportions that closely approximated each industry group’s representation in the S&P 400 Index.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.

3	“Standard & Poor’s,”“S&P,”“Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2004 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)

Consumer Cyclical—15.7%
ALLETE	122,074	4,217,656
Abercrombie & Fitch, Cl. A	135,450	4,259,902
Alaska Air Group	37,437 [a]	828,481
American Eagle Outfitters	99,850 [a]	2,565,147
American Greetings, Cl. A	94,000 [a]	1,927,000
AnnTaylor Stores	63,500 [a]	2,573,655
Applebee’s International	77,900	3,020,962
ArvinMeritor	97,243	2,011,957
BJ’s Wholesale Club	97,914 [a]	2,372,456
Bandag	27,150	1,182,383
Barnes & Noble	95,550 [a]	2,854,078
Blyth	63,800	2,074,138
Bob Evans Farms	48,594	1,489,892
Borders Group	109,750	2,630,708
BorgWarner	38,400	3,146,496
Boyd Gaming	91,800	2,157,300
Brinker International	134,506 [a]	5,173,100
CBRL Group	69,325	2,603,153
CDW	116,700	7,292,583
Caesars Entertainment	425,250 [a]	5,634,563
Callaway Golf	106,100	1,800,517
CarMax	145,500 [a]	3,771,360
Cheesecake Factory	72,600 [a]	3,074,610
Chico’s FAS	122,300 [a]	4,981,279
Claire’s Stores	137,804	2,808,446
Coach	262,000 [a]	11,161,200
Dollar Tree Stores	161,650 [a]	4,356,468
Extended Stay America	136,350	2,652,008
Fastenal	106,500 [b]	5,843,655
Federal Signal	67,263	1,224,187
Furniture Brands International	78,300	2,203,362
GTECH Holdings	82,900	5,050,268
Gentex	108,100	4,251,573
HON INDUSTRIES	81,672	3,022,680
Harman International Industries	92,500	7,016,125

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Herman Miller	102,310	2,688,707
International Speedway, Cl. A	74,750	3,149,218
JetBlue Airways	143,250 [a,b]	3,965,160
Krispy Kreme Doughnuts	85,500 [a,b]	2,779,605
Lear	96,050	5,822,551
Mandalay Resort Group	91,123	5,235,016
Michaels Stores	95,200	4,762,856
Modine Manufacturing	48,170	1,324,675
Mohawk Industries	93,500 [a]	7,212,590
99 CENTS Only Stores	101,100 [a,b]	1,997,736
Neiman Marcus Group, Cl. A	68,550	3,334,272
O’Reilly Automotive	76,200 [a]	3,420,618
Outback Steakhouse	105,100	4,617,043
PETsMART	200,800	5,562,160
Pacific Sunwear of California	110,900 [a]	2,381,023
Payless ShoeSource	95,450 [a]	1,350,618
Pier 1 Imports	124,400	2,570,104
Ross Stores	212,300	6,475,150
Ruby Tuesday	92,500	2,767,600
Ruddick	65,050	1,327,020
Saks	191,580	2,758,752
Sotheby’s Holdings, Cl. A	86,687 [a]	1,126,064
Superior Industries International	37,450	1,276,296
Thor Industries	80,300	2,237,158
Timberland, Cl. A	48,950 [a]	3,070,144
Whole Foods Market	85,400	6,831,146
Williams-Sonoma	164,900 [a]	5,355,952
		218,632,582
Consumer Staples—3.7%
Church & Dwight	57,576	2,588,041
Constellation Brands, Cl. A	148,600 [a]	4,923,118
Dean Foods	218,958 [a]	7,352,609
Hormel Foods	194,500	5,930,305
Interstate Bakeries	62,900	710,770
J. M. Smucker	70,203	3,671,617

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Lancaster Colony	50,149	2,071,154
PepsiAmericas	204,700	4,100,141
Sensient Technologies	65,478 [b]	1,339,680
Smithfield Foods	155,350 [a]	4,132,310
Tootsie Roll Industries	74,553	2,597,427
Tupperware	82,000	1,535,860
Tyson Foods, Cl. A	494,815	9,272,833
Universal	35,266	1,771,764
		51,997,629
Energy—8.0%
AGL Resources	90,662	2,592,933
Aqua America	129,600	2,650,320
Cooper Cameron	75,800 [a]	3,664,930
ENSCO International	211,900	5,799,703
Equitable Resources	86,650	4,071,683
FMC Technologies	93,011 [a]	2,534,550
Forest Oil	74,950 [a]	1,967,438
Grant Prideco	170,423 [a]	2,598,951
Helmerich & Payne	70,600	1,905,494
Murphy Oil	128,864	8,827,184
National Fuel Gas	114,674	2,808,366
National-Oilwell	119,450 [a]	3,335,044
Newfield Exploration	78,600 [a]	4,140,648
Noble Energy	79,577	3,668,500
ONEOK	143,400	3,004,230
Patterson-UTI Energy	115,950	4,196,231
Pioneer Natural Resources	167,500	5,478,925
Pogo Producing	89,600	4,419,072
Pride International	190,300 [a]	3,210,361
Questar	116,446	4,130,339
Smith International	140,520 [a]	7,693,470
Tidewater	84,905	2,395,170
Varco International	137,048 [a]	2,835,523
Vectren	106,425	2,570,164
WGL Holdings	68,210	1,928,979

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Weatherford International	184,323 [a]	8,014,364
Western Gas Resources	48,000	2,613,600
XTO Energy	323,332	8,632,964
		111,689,136
Health Care—11.5%
Apogent Technologies	124,250 [a]	4,028,185
Apria Healthcare Group	71,700 [a]	2,067,828
Barr Pharmaceuticals	141,762 [a]	5,871,782
Beckman Coulter	86,624	4,837,084
Cephalon	78,100 [a]	4,444,671
Charles River Laboratories International	64,200 [a]	2,953,200
Community Health Systems	138,200 [a]	3,564,178
Covance	88,150 [a]	2,974,181
Coventry Health Care	126,400 [a]	5,288,576
Cytyc	153,650 [a]	3,288,110
DENTSPLY International	111,050	5,381,483
Edwards Lifesciences	83,100 [a]	2,863,626
First Health Group	132,470 [a]	2,212,249
Gilead Sciences	300,300 [a]	18,267,249
Health Net	159,470 [a]	4,056,917
Henry Schein	61,250 [a]	4,316,287
Hillenbrand Industries	87,050	5,875,875
IVAX	275,706 [a]	5,872,538
LifePoint Hospitals	52,800 [a]	1,888,128
Lincare Holdings	138,050 [a]	4,794,476
Millennium Pharmaceuticals	422,762 [a]	6,337,202
Omnicare	143,750	5,962,750
Oxford Health Plans	116,100	6,320,484
PacifiCare Health Systems	117,272 [a]	4,193,647
Patterson Dental	95,700 [a]	7,053,090
Perrigo	98,300	2,120,331
Pharmaceutical Resources	47,700 [a]	1,922,310
Protein Design Labs	131,450 [a]	3,217,896
STERIS	97,950 [a]	2,170,572
Sepracor	119,200 [a]	5,698,952

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Triad Hospitals	105,752 [a]	3,596,626
Universal Health Services, Cl. B	81,350	3,571,265
VISX	67,750 [a]	1,483,048
Valeant Pharmaceuticals International	116,500	2,691,150
Varian	96,200 [a]	8,257,808
Vertex Pharmaceuticals	108,550 [a]	937,872
		160,381,626
Interest Sensitive—18.4%
A.G. Edwards	112,374	4,111,765
AMB Property	114,700	3,475,410
Allmerica Financial	74,500 [a]	2,589,620
American Financial Group	102,559	3,148,561
AmeriCredit	220,400 [a]	3,572,684
AmerUs Group	55,100 [b]	2,126,860
Arthur J.Gallagher & Co.	126,250	4,069,038
Associated Banc-Corp	102,929	4,214,943
Astoria Financial	111,400	3,834,388
BISYS Group	168,900 [a]	2,449,050
Bank of Hawaii	76,770	3,356,384
Banknorth Group	228,600	7,002,018
Brown & Brown	96,300	3,756,663
Certegy	90,400	3,234,512
City National	68,657	4,232,704
Colonial BancGroup	178,250	3,071,248
Commerce Bancorp	106,500	6,071,565
Compass Bancshares	170,800	6,551,888
Cullen/Frost Bankers	72,700	3,147,910
Eaton Vance	95,950	3,503,135
Everest Re Group	77,800	6,627,004
Fidelity National Financial	228,955	8,379,753
First American	109,800	2,977,776
FirstMerit	119,050	2,804,818
Greater Bay Bancorp	74,300	2,107,891
GreenPoint Financial	187,175	7,299,825
HCC Insurance Holdings	89,600	2,868,992
Hibernia, Cl. A	217,850	4,746,951
Highwoods Properties	74,600	1,682,230

10

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Horace Mann Educators	60,000	936,600
Hospitality Properties Trust	93,400	3,650,072
Independence Community Bank	114,800	4,182,164
IndyMac Bancorp	78,050	2,510,088
Investors Financial Services	92,500 [b]	3,595,475
Jefferies Group	77,300	2,635,930
LaBranche & Co.	83,450	815,307
Legg Mason	93,150	8,575,389
Liberty Property Trust	117,300	4,287,315
MONY Group	70,500	2,181,975
Mack-Cali Realty	84,200	3,144,870
Mercantile Bankshares	111,701	4,794,206
National Commerce Financial	287,565	7,646,353
New Plan Excel Realty Trust	139,650	3,133,746
New York Community Bancorp	379,004	9,501,630
Ohio Casualty	85,450 [a]	1,676,529
Old Republic International	254,400	5,907,168
PMI Group	131,600	5,662,748
Protective Life	96,650	3,475,534
Provident Financial Group	68,550	2,699,499
Radian Group	131,700	6,125,367
Raymond James Financial	103,000	2,587,360
Rayonier	68,516	2,672,124
SEI Investments	147,900	4,366,008
Silicon Valley Bancshares	48,750 [a]	1,675,050
Sovereign Bancorp	428,250	8,556,435
StanCorp Financial Group	41,050	2,539,764
TCF Financial	99,450	4,927,747
United Dominion Realty Trust	177,800	3,191,510
Unitrin	95,150	3,772,697
W.R. Berkley	117,050	4,740,525
Waddell & Reed Financial, Cl. A	115,500	2,567,565
Washington Federal	110,080	2,571,469
Webster Financial	64,000	2,784,000
Westamerica Bancorporation	45,800	2,225,880
Wilmington Trust	92,600	3,219,702
		256,551,387

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services—13.8%
AGCO	123,800 [a]	2,383,150
Airgas	102,900	2,279,235
Albemarle	58,200	1,702,350
Alexander & Baldwin	58,707	1,854,554
Alliant Techsystems	54,600 [a]	3,237,234
Arch Coal	73,900	2,262,079
Bowater	77,710	3,259,935
Brink’s	76,150	2,111,640
C.H. Robinson Worldwide	118,600	4,867,344
CNF	69,700	2,548,232
Cabot	86,700	2,930,460
Carlisle Cos.	43,382	2,570,384
Crompton	156,133	971,147
Cytec Industries	55,000	2,162,600
D.R. Horton	326,550	9,404,640
Donaldson	121,516	3,333,184
Dycom Industries	67,700 [a]	1,596,366
Energizer Holdings	114,200 [a]	4,944,860
Expeditors International of Washington	147,200	5,915,968
FMC	49,500 [a]	2,123,055
Ferro	57,979	1,501,076
Flowserve	77,565 [a]	1,657,564
GATX	68,896	1,619,056
Graco	95,750	2,700,150
Granite Construction	58,387	1,158,982
Harsco	57,396	2,498,448
Hovnanian Enterprises, Cl. A	85,200 [a]	3,064,644
Hubbell, Cl. B	83,780	3,765,073
IMC Global	161,422	2,029,075
J.B. Hunt Transport Services	112,500	3,561,750
Jacobs Engineering Group	78,442 [a]	3,271,816
Kennametal	50,850	2,194,686
L-3 Communications Holdings	147,700	9,118,998
Lennar, Cl. A	218,270	10,225,949
Leucadia National	97,700	4,813,679
Longview Fibre	71,786	752,317
Lubrizol	72,488	2,305,118

12

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Lyondell Chemical	248,188 [b]	4,057,874
MDU Resources Group	163,850	3,670,240
Martin Marietta Materials	68,550	2,964,787
Minerals Technologies	28,650	1,680,323
Newport	54,850 [a]	813,974
Nordson	48,586	1,679,132
Olin	96,890	1,673,290
Overseas Shipholding Group	55,170	1,807,921
P.H. Glatfelter	61,450	690,084
Packaging Corp of America	147,900	3,250,842
Peabody Energy	86,300	4,046,607
Pentair	69,190	4,123,032
Potlach	40,450	1,532,246
Precision Castparts	90,696	4,082,227
Quanta Services	162,750 [a]	890,243
RPM International	162,413	2,449,188
Ryland Group	34,700	2,739,565
SPX	105,900	4,696,665
Scotts, Cl. A	45,500 [a]	3,000,725
Sequa, Cl. A	14,636 [a]	714,676
Sonoco Products	137,043	3,406,889
Swift Transportation	117,350 [a]	1,985,562
Tecumseh Products, Cl. A	26,050	1,012,563
Teleflex	55,800	2,547,270
Toll Brothers	103,000 [a]	4,075,710
Trinity Industries	65,701	1,990,083
Valspar	71,250	3,537,562
Werner Enterprises	111,650	2,231,884
York International	56,300	2,206,960
		192,254,922
Services—10.5%
Acxiom	120,100	2,779,114
Banta	35,836	1,593,985
Belo, Cl. A	162,314	4,619,456
CSG Systems International	73,550 [a]	1,234,905
Career Education	140,500 [a]	8,992,000
Catalina Marketing	75,000 [a]	1,243,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Ceridian	209,550 [a]	4,480,179
ChoicePoint	122,666 [a]	5,387,490
Cognizant Technology Solutions	89,700 [a]	3,880,422
Copart	124,900 [a]	2,368,104
Corinthian Colleges	125,900 [a]	3,855,058
DST Systems	117,100 [a]	5,169,965
DeVry	98,300 [a]	2,831,040
Dun & Bradstreet	102,100 [a]	5,334,725
Education Management	102,400 [a]	3,631,104
Emmis Communications, Cl. A	77,650 [a]	1,817,010
Entercom Communications	72,300 [a]	3,296,880
Fair Isaac	98,900	3,334,908
Gartner, Cl. A	181,500 [a]	2,167,110
Hanover Compressor	103,350 [a]	1,271,205
Harte-Hanks	122,675	2,939,293
ITT Educational Services	64,100 [a]	2,585,153
Jack Henry & Associates	125,750	2,287,393
Keane	89,900 [a]	1,276,580
Kelly Services, Cl. A	48,785	1,449,890
Korn/Ferry International	52,500 [a]	786,450
Lee Enterprises	63,050	3,012,529
MPS Group	146,500 [a]	1,602,710
Manpower	124,350	5,832,015
Media General, Cl. A	33,000	2,372,040
Price Communications	75,900 [a]	1,200,738
Reader’s Digest Association	139,050	1,992,587
Regis	62,200	2,700,724
Rent-A-Center	113,500 [a]	3,322,145
Republic Services	222,300	6,406,686
Rollins	63,282	1,502,948
Scholastic	55,450 [a]	1,572,562
Six Flags	129,300 [a]	960,699
Stericycle	59,100 [a]	2,826,162
Sylvan Learning Systems	61,200 [a]	2,157,300
Telephone and Data Systems	80,550	5,313,078
United Rentals	108,100 [a]	1,859,320
Valassis Communications	73,100 [a]	2,258,790

14

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Viad	124,050	3,096,288
Washington Post, Cl. B	13,369	12,299,480
Westwood One	140,250 [a]	4,142,985
		147,044,705
Technology—11.3%
ADTRAN	111,000	2,720,610
AMETEK	93,644	2,481,566
Activision	189,450 [a]	2,853,117
Advanced Fibre Communications	122,000 [a]	2,037,400
Advent Software	46,050 [a]	860,214
Arrow Electronics	157,912 [a]	3,992,015
Ascential Software	83,255 [a]	1,415,335
Atmel	661,500 [a]	3,863,160
Avnet	168,658 [a]	3,649,759
Avocent	66,950 [a]	2,148,425
Cabot Microelectronics	34,762 [a]	1,026,522
Cadence Design Systems	369,260 [a]	4,733,913
CheckFree	112,200 [a]	3,370,488
CommScope	83,150 [a]	1,455,957
Credence Systems	89,800 [a]	1,000,372
Cree	103,600 [a]	1,921,780
Cypress Semiconductor	168,818 [a]	2,358,387
Diebold	102,401	4,719,662
Fairchild Semiconductor, Cl. A	165,350 [a]	3,219,364
Harris	93,700	4,221,185
Imation	49,600	1,932,912
Integrated Circuit Systems	101,500 [a]	2,404,535
Integrated Device Technology	147,850 [a]	1,988,583
International Rectifier	92,250 [a]	3,656,790
Internet Security Systems	69,800 [a]	927,642
Intersil, Cl. A	195,000	3,851,250
KEMET	121,400 [a]	1,502,932
LTX	83,400 [a]	911,562
Lam Research	186,950 [a]	4,139,073
Lattice Semiconductor	158,200 [a]	1,126,384
Macromedia	94,400 [a]	1,944,640
Macrovision	68,600 [a]	1,155,224

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
McData, Cl. A	163,250 [a]	870,123
Mentor Graphics	95,659 [a]	1,586,983
Micrel	129,250 [a]	1,579,435
Microchip Technology	292,050	8,183,241
National Instruments	109,800	3,355,488
Network Associates	226,550 [a]	3,552,304
Plantronics	64,450 [a]	2,445,877
Plexus	60,350 [a]	867,833
Polycom	139,200 [a]	2,655,936
Powerwave Technologies	88,850 [a]	601,515
Quantum	252,556 [a]	790,500
RF Micro Devices	260,800 [a,b]	1,919,488
RSA Security	84,350 [a]	1,351,287
Retek	76,750 [a]	535,715
Reynolds & Reynolds, Cl. A	93,802	2,678,985
SanDisk	223,300 [a]	5,160,463
Semtech	103,700 [a]	2,179,774
Silicon Laboratories	72,000 [a,b]	3,394,800
Storage Technology	155,226 [a]	4,077,787
Sybase	135,800 [a]	2,322,180
Synopsys	219,700 [a]	5,872,581
3Com	536,900 [a]	3,307,304
Tech Data	79,900 [a]	2,716,600
Titan	114,250 [a]	2,193,600
Transaction Systems Architects, Cl. A	53,550 [a]	1,136,867
TriQuint Semiconductor	188,338 [a]	1,033,976
Varian	48,800 [a]	2,002,752
Vishay Intertechnology	225,104 [a]	3,916,809
Wind River Systems	112,650 [a]	1,054,404
Zebra Technologies, Cl. A	66,600 [a]	4,881,114
		157,816,479
Utilities—4.3%
Alliant Energy	155,379	3,862,722
Aquila	273,900 [a]	1,164,075
Black Hills	45,192	1,382,423
Cincinnati Bell	342,800 [a]	1,354,060
DPL	177,450	3,126,669

16

Common Stocks (continued)			Shares		Value ($)

Utilities (continued)
Duquesne Light Holdings			105,750		1,984,927
Energy East			204,976		4,827,185
Great Plains Energy			97,180		3,032,988
Hawaiian Electric Industries			55,879		2,780,539
IDACORP			53,433		1,584,288
NSTAR			74,450		3,603,380
Northeast Utilities			178,660		3,278,411
OGE Energy			122,046		2,935,206
PNM Resources			56,594		1,651,413
Pepco Holdings			240,403		4,553,233
Puget Energy			139,340		3,059,906
SCANA			155,364		5,344,522
Sierra Pacific Resources			164,511	[a]	1,164,738
WPS Resources			50,700		2,322,567
Westar Energy			116,300		2,373,683
Wisconsin Energy			166,387		5,224,552
					60,611,487
Total Common Stocks
(cost $	1,185,276,328)				1,356,979,953

			Principal
Short-Term Investments—2.7%			Amount ($)		Value ($)

Repurchase Agreement—2.5%
Greenwich Capital Markets, Tri-Party Repurchase
Agreement, .91%, dated		4/30/2004, due 5/3/2004
in the amount of $35,312,678 (fully collateralized by
$35,860,000 of various U.S. Government
Agency Obligations, value		$36,020,899)	35,310,000		35,310,000
U.S. Treasury Bills—.2%
.88%, 5/13/2004			110,000	[c]	109,976
.81%, 5/20/2004			100,000	[c]	99,962
.77%, 5/27/2004			820,000	[c]	819,557
.912%, 6/3/2004			150,000	[c]	149,895
.85%, 6/10/2004			120,000	[c]	119,892
.85%, 6/17/2004			150,000	[c]	149,840
.92%, 7/15/2004			1,500,000	[c]	1,497,165
					2,946,287
Total Short-Term Investments
(cost $	38,255,991)				38,256,287

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	18,145,032)		18,145,032 [d]	18,145,032

Total Investments (cost $		1,241,677,351)	101.2%	1,413,381,272
Liabilities, Less Cash and Receivables			(1.2%)	(17,464,913)
Net Assets			100.0%	1,395,916,359
a Non-income producing.
b	A portion of these securities are on loan.At April 30, 2004, the total market value of the fund’s securities on loan is $17,234,125 and the total market value of the collateral held is $18,145,032.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investment in affiliated money market mutual funds.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
April 30, 2004 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
Standard & Poor’s Midcap 400	136	39,657,600	June 2004	(1,212,700)

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (Unaudited)
Cost		Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $17,234,125)—Note 1(b):
Unaffiliated issuers	1,223,532,319	1,395,236,240
Affiliated issuers	18,145,032	18,145,032
Cash		2,267,490
Receivable for investment securities sold		12,443,259
Receivable for shares of Common Stock subscribed		1,338,937
Dividends and interest receivable		1,152,603
		1,430,583,561

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		585,860
Payable for investment securities purchased		14,132,356
Liability for securities on loan—Note 1(b)		18,145,032
Payable for shares of Common Stock redeemed		1,546,286
Payable for futures variation margin—Note 4		257,668
		34,667,202

Net Assets ( $)		1,395,916,359

Composition of Net Assets ($):
Paid-in capital		1,238,414,405
Accumulated undistributed investment income—net		2,877,163
Accumulated net realized gain (loss) on investments		(15,866,430)
Accumulated net unrealized appreciation (depreciation) on investments
[including (	$1,212,700) net unrealized (depreciation) on financial futures]	170,491,221

Net Assets ( $)		1,395,916,359

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		58,912,125
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		23.69

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)
Investment Income ($):
Income:
Cash dividends		7,620,434
Interest		168,746
Income on securities lending		60,887
Total Income		7,850,067
Expenses:
Management fee—Note 3(a)		1,610,945
Shareholder servicing costs—Note 3(b)		1,610,945
Loan commitment fees—Note 2		5,450
Total Expenses		3,227,340
Investment Income—Net		4,622,727

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments		16,107,189
Net realized gain (loss) on financial futures		3,039,674
Net Realized Gain (Loss)		19,146,863
Net unrealized appreciation (depreciation)
on investments [including ($	1,900,750)
net unrealized (depreciation) on financial futures]		49,361,789
Net Realized and Unrealized Gain (Loss) on Investments		68,508,652
Net Increase in Net Assets Resulting from Operations		73,131,379

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	4,622,727	5,789,142
Net realized gain (loss) on investments	19,146,863	(1,795,489)
Net unrealized appreciation
(depreciation) on investments	49,361,789	235,420,894
Net Increase (Decrease) in Net Assets
Resulting from Operations	73,131,379	239,414,547

Dividends to Shareholders from ($):
Investment income—net	(6,000,437)	(4,716,808)
Net realized gain on investments	(4,930,230)	(12,930,561)
Total Dividends	(10,930,667)	(17,647,369)

Capital Stock Transactions ($):
Net proceeds from shares sold	368,445,792	408,666,414
Dividends reinvested	9,820,739	16,211,337
Cost of shares redeemed	(164,280,972)	(230,451,068)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	213,985,559	194,426,683
Total Increase (Decrease) in Net Assets	276,186,271	416,193,861

Net Assets ($):
Beginning of Period	1,119,730,088	703,536,227
End of Period	1,395,916,359	1,119,730,088
Undistributed investment income—net	2,877,163	4,254,873

Capital Share Transactions (Shares):
Shares sold	15,459,801	21,463,819
Shares issued for dividends reinvested	428,105	911,774
Shares redeemed	(6,923,966)	(12,261,520)
Net Increase (Decrease) in Shares Outstanding	8,963,940	10,114,073

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2004		Year Ended October 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	22.42	17.66	19.31	25.76	24.14	25.80
Investment Operations:
Investment income—net[a]	.09	.13	.12	.16	.22	.21
Net realized and unrealized
gain (loss) on investments	1.39	5.07	(1.04)	(3.02)	6.07	4.46
Total from
Investment Operations	1.48	5.20	(.92)	(2.86)	6.29	4.67
Distributions:
Dividends from investment
income—net	(.12)	(.12)	(.15)	(.21)	(.20)	(.31)
Dividends from net realized
gain on investments	(.09)	(.32)	(.58)	(3.38)	(4.47)	(6.02)
Total Distributions	(.21)	(.44)	(.73)	(3.59)	(4.67)	(6.33)
Net asset value, end of period	23.69	22.42	17.66	19.31	25.76	24.14

Total Return (%)	6.63[b]	30.05	(5.30)	(12.85)	30.77	20.48

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.25[b]	.51	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.36[b]	.69	.61	.72	.90	.90
Portfolio Turnover Rate	7.14[b]	12.12	19.09	28.34	45.74	50.17

Net Assets, end of period
($ x 1,000)	1,395,916	1,119,730	703,536	545,881	487,756	282,544

a Based on average shares outstanding at each month end. b Not annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:
Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the
Investment Company Act of 1940, as amended (the “Act”), as a non-
diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard &
Poor’s Midcap 400 Index. The Dreyfus Corporation (the “Manager”
or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon
Financial”). Dreyfus Service Corporation (the “Distributor”), a
wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S.
generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-
tions. The fund’s maximum exposure under these arrangements is
unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a for-
24

eign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term investments (excluding U.S. Treasury Bills) are carried at amortized cost, which approximates value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred.There is a potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003 was as follows: ordinary income $4,716,808 and long-term capital gains $12,930,561, respectively.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s expenses, except management fees, brokerage commissions, taxes, commitment fees, interest fees and expenses of non-interested Board members (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting attended and $500 for telephone meetings.These fees are allocated among the funds in the Fund Group.The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the fund directly to the non-interested Board members, that would be applied to offset a portion of the management fee payable to the Manager,are in fact paid directly by the Manager to the non-interested Board members.This amount for the period ended April 30, 2004 was $12,847.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $292,930 and shareholder services plan fees $292,930.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2004, the fund was charged $1,610,945 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2004, redemption fees charged and retained by the fund amounted to $18,295.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2004, amounted to $291,008,189 and $89,243,023, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2004, are set forth in the Statement of Financial Futures.

At April 30, 2004, accumulated net unrealized appreciation on investments was $171,703,921, consisting of $258,047,139 gross unrealized appreciation and $86,343,218 gross unrealized depreciation.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 29

For More Information

Dreyfus
Midcap Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 0113SA0404

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Security by Closed-End Management Investment Companies and

Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Midcap Index Fund Form N-CSR-Semi

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MIDCAP INDEX FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 25, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 25, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Midcap Index Fund Form N-CSR-Semi